Short-Term and Long-Term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2013
Short-term and Long-term Bank Loans [Abstract]
Schedule of Short-Term Loans
	Interest rate per	12-31-2013		12-31-2012
Lender	annum	RMB	US$	RMB
SHORT-TERM LOANS
Bank of Communications Co., Ltd.
- May 11, 2012 to May 7, 2013	7.87%	-	-	10,000
- May 8, 2012 to April 5, 2013	7.87%	-	-	30,000
- May 9, 2012 to April 15, 2013	7.87%	-	-	35,000
- May 9, 2012 to April 26, 2013	7.87%	-	-	35,000
- April 18, 2013 to April 2, 2014	7.20%	20,000	3,304	-
- April 19, 2013 to April 11, 2014	7.20%	20,000	3,304	-
- April 23, 2013 to April 16, 2014	7.20%	25,000	4,129	-
- April 25, 2013 to April 18, 2014	7.20%	20,000	3,304	-
- May 2, 2013 to April 24, 2014	7.20%	20,000	3,304	-

LONG-TERM LOANS
Weifang Dongfang State-owned Assets Management Co., Ltd.
- October 19, 2009 to October 18, 2017	6.12%	10,000	1,652	10,000
		115,000	18,997	120,000
Less amounts classified as short-term		(105,000)	(17,345)	(110,000)
		10,000	1,652	10,000

Schedule of Short-Term Loans Outstanding
Bank loans outstanding, which are all denominated in Renminbi, are secured and guaranteed as follows:

	December 31, 2013		December 31, 2012	December 31, 2011
Secured by:	RMB	US$	RMB	RMB
Property plant and equipment, Land use right	105,000	17,345	110,000	150,000
Bills receivable	-	-	-	-
Guarantee company	10,000	1,652	10,000	10,000
Restricted cash	-	-	-	18,501
	115,000	18,997	120,000	178,501

Schedule of Long-Term Bank Loans Maturity	Long-term bank loans maturity for the next five years after December 31, 2013 are as follows:
	RMB	US$
Fiscal 2014	-	-
Fiscal 2015	3,350	553
Fiscal 2016	3,350	553
Fiscal 2017	3,300	546
Fiscal 2018	-	-